Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of financial instruments by category
	December 31, 2022	December 31, 2021
Financial assets
Financial assets at fair value through profit or loss	$1,073,229	$-
Financial assets at amortized cost (Note)	44,778,794	54,047,013
	$45,852,023	$54,047,013

	December 31, 2022	December 31, 2021
Financial liabilities
Financial liabilities at amortized cost (Note)	$34,149,747	$48,391,153
Warrant liabilities	2,042,410	-
	$36,192,157	$48,391,153

Schedule of foreign exchange risk
	December 31, 2022
	Foreign currency
	amount		Book value
	(in thousands)	Exchange rate	(USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	$563,120	0.033	$18,336,686
Financial liabilities
Monetary items
NTD:USD	44,465	0.033	1,447,905

	December 31, 2021
	Foreign currency
	amount		Book value
	(in thousands)	Exchange rate	(USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	$606,583	0.036	$21,836,770
Financial liabilities
Monetary items
NTD:USD	304,944	0.036	10,978,261

Schedule of foreign exchange risk sensitivity analysis
	Year ended December 31, 2022
	Sensitivity analysis
		Effect on	Effect on other
	Degree of	profit or loss	comprehensive
	variation	(USD)	income
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	1%	$183,367	$-
Financial liabilities
Monetary items
NTD:USD	1%	$14,479	$-

	Year ended December 31, 2021
	Sensitivity analysis
		Effect on	Effect on other
	Degree of	profit or loss	comprehensive
	variation	(USD)	income
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	1%	$218,368	$-
Financial liabilities
Monetary items
NTD:USD	1%	$109,783	$-

Schedule of forecastability to adjust timely information provision matrix
	Not past due	Up to 180 days past due	Up to 365 days past due	Over 366 days past due	Total
At December 31, 2022
Expected loss rate	0.03%~6.3%	0.15%~100%	1.4%~100%	100%
Total book value	$11,022,374	$4,091,598	$409,418	$-	$15,523,390
Loss allowance	324,060	754,722	402,997	-	1,481,779

	Not past due	Up to 180 days past due	Up to 365 days past due	Over 366 days past due	Total
At December 31, 2021
Expected loss rate	0.24%~0.29%	1%~2%	21.45%	100%
Total book value	$29,794,677	$5,049,007	$167,750	$1,296,675	$36,308,109
Loss allowance	77,930	75,704	35,982	1,296,675	1,486,291

Schedule of accounts receivable
2022
Accounts receivable
At January 1	$1,486,291
Effect of foreign exchange	(4,512)
At December 31	$1,481,779

2021
Accounts receivable
At January 1	$2,082,229
Provision for impairment	404,210
Write-offs	(1,000,898)
Effect of foreign exchange	750
At December 31	$1,486,291

Schedule of non-derivative financial liabilities
Non-derivative financial liabilities:
December 31, 2022	Less than 1 year	Over 1 year
Lease liabilities	$17,183	$-
Long-term borrowings	2,365,972	9,461,319
(including current portion)

Non-derivative financial liabilities:
December 31, 2021	Less than 1 year	Over 1 year
Lease liabilities	$56,214	$70,461
Long-term borrowings	2,536,089	12,841,043
(including current portion)